INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

27.   INCOME TAXES

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Group is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Yintech to its shareholders, neither Cayman Islands nor BVI withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The subsidiaries incorporated in PRC file separate tax returns in the PRC. The PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law. Under the Enterprise Income Tax Law and its implementation regulations issued by the State Council, a 10% PRC withholding tax is applicable to dividends payable by a resident enterprise to investors that are non-resident enterprises, to the extent such dividends are derived from sources within the PRC, subject to any reduction set forth in applicable tax treaties. Substantially all the pretax income of the Group is derived from sources within the PRC.

United States and New Zealand

The Company's subsidiaries incorporated in the United States and New Zealand are subject to income tax charges calculated on the basis of the tax laws enacted.

Income tax expense consists of the following for the years ended 31 December, and is substantially all attributable to the PRC:

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Current tax expense	175,777	134,350	62,820	9,137
Deferred tax (benefit)/expense	(50,347)	35,206	(61,792)	(8,987)
Total income tax expense	125,430	169,556	1,028	150

The reconciliation between the actual income tax expense and income tax computed by applying the PRC Corporate Income Tax rate of 25% to income before income taxes for the years ended December 31 is as follows:

		Year ended December 31,
	Note	2016	2017	2018	2018
		RMB	RMB	RMB	(Note2) USD
					Unaudited
Income taxes at PRC statutory income tax rate of 25%		262,954	159,136	(218,090)	(31,720)
Differential tax rates for non-PRC entities	(i)	2,497	2,053	(439)	(63)
Preferential income tax rate inside the PRC	(ii)	(177,256)	(127,602)	(6,896)	(1,003)
Change in the beginning-of-the-year balance of the valuation allowance due to a change in judgment about the realizability of deferred tax assets in future years		—	55,541	20,811	3,027
Current year change of valuation allowance on deferred tax assets		—	27,757	81,907	11,913
Distribution tax on PRC earnings		10,000	30,000	—	—
Non-deductible share-based compensation expense		40,953	42,429	6,748	981
Tax savings from additional deductions on certain research and development expenses	(iii)	(6,457)	(8,117)	(18,386)	(2,674)
Taxable/(non-taxable) gain on disposal of subsidiaries		—	(8,869)	541	79
Non-deductible loss on goodwill impairment		—	—	126,250	18,362
Other, net		(7,261)	(2,772)	8,582	1,248
Reported income taxes		125,430	169,556	1,028	150
Effective tax rate		12%	27%	(0.1%)	(0.1%)
(i)	The pre-tax losses from non-PRC entities consist primarily of administration expenses, including share-based compensation.

(ii)

Yin Sai was granted the ''qualified software enterprise'' status and is eligible and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2016 to 2017. Yin Sai was granted the qualification of an “eligible high-tech enterprise” in 2019 which retroactively entitles Yin Sai to a preferential tax rate of 15% for years ended December 31, 2018 to 2020, as long as it continues meeting the related requirements. Yin He You was granted the "qualified software enterprise" status in 2016 and is eligible for an income tax exemption for the year ended December 31, 2016, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2017 to 2019, as long as it continues meeting the related requirements. Gold Master Network was granted the "qualified software enterprise" status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2016 and 2017, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2018 to 2020, as long as it continues meeting the related requirements. Per share impact of such tax holiday is RMB 0.13, RMB 0.09 and RMB 0.00 for the years ended December 31, 2016, 2017 and 2018, respectively.

(iii)

This amount represents tax incentives relating to the research and development expenses of certain operating subsidiaries in the PRC, which enables the claim of an additional tax deduction of the qualified research and development expenses incurred. Prior to 2018, the tax incentive percentage was 50%. Starting from 2018 until the end of 2020, the percentage is 75%.

In assessing the recoverability of deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the group’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing temporary differences and carryforwards.

Deferred tax assets represent the net tax effects of operating loss carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax liabilities principally represent the tax effects of undistributed earnings of a PRC subsidiary and temporary difference between the carrying amounts of intangible assets acquired in business acquisitions and the amounts used for income tax purpose.

Significant components of the Group’s deferred tax assets/ (liabilities) are presented below:

	Year ended December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited

Net operating loss carryforwards	21,204	61,877	9,000
Accrued social insurance	9,514	21,379	3,109
Advertising expense carryforwards	14,108	21,316	3,100
Deferred revenue	1,553	22,557	3,282
Impairment loss carryforwards	5,445	3,527	513
Unrealized loss on short-term investments	613	4,745	689
Intangible assets	—	20,640	3,002
Total deferred tax assets	52,437	156,041	22,695
Less: Valuation allowance	(16,489)	(124,726)	(18,141)
Net deferred tax assets	35,948	31,315	4,554
Undistributed earnings of PRC entities	(20,000)	—	—
Intangible assets	(85,446)	(76,006)	(11,055)
Unrealized gain on short-term investments	(298)	—	—
Equipment and leasehold improvements	(2,088)	(3,688)	(536)
Total deferred tax liabilities	(107,832)	(79,694)	(11,591)
Deferred tax assets, net	34,431	31,239	4,544
Deferred tax liabilities, net	(106,315)	(79,618)	(11,580)

The valuation allowance for deferred tax assets as of January 1, 2017 and 2018 is nil and RMB 16.49 million, respectively. The net change in the total valuation allowance was an increase of RMB 108.24 million in 2018,  comprising of total increase of RMB 109.09 million, and total decrease of RMB 0.85 million due to disposal of Tian Xi. The valuation allowance as of December 31, 2017 and 2018 was RMB 16.49 million and RMB 124.73 million respectively,  which primarily related to net operating loss carryforwards, accrued social insurance, advertising expense carryforwards and deferred revenue that, in the judgment of management, are not more-likely than-not to be realized.

As at December 31, 2017, the Group has a net operating loss carryforwards, advertising expense carryforwards, and impairment loss carryforwards for PRC income tax purpose of approximately RMB 84.81 million, RMB 56.43 million, and RMB 21.78 million, respectively. As at December 31, 2018, the Group has net operating loss carryforwards, advertising expense carryforwards, and impairment loss carryforwards for PRC income tax purpose of approximately RMB 251.33 million, RMB 85.26 million, and RMB 14.11 million, respectively. Net operating loss carryforwards will expire between 2019 and 2023. Advertising expense carryforwards and impairment loss carryforwards do not expire. The tax effect of the increase in all operating loss carryforwards for which a benefit was recognized for the years ended December 31, 2016, 2017 and 2018 were RMB 40.84 million, RMB 20.84 million and RMB 2.21 million, respectively. The tax benefit from utilization of operating loss carryforwards for which valuation allowance was recognized in prior years is RMB 8.5 million for the year ended December 31, 2018.

At December 31, 2016, 2017 and 2018, the Group had unrecognized tax benefits of RMB 3.84 million, nil and RMB 40.07 million, respectively. The unrecognized tax benefits pertain to income recognition under PRC’s tax laws and expense adjustments. The amount of unrecognized tax benefits which would have an impact on the Group’s effective tax rate are RMB 3.84 million, nil and 40.07 million as at December 31, 2016, 2017 and 2018, respectively.

RMB
Balance at December 31, 2016	3,838
Decrease due to disposal of the subsidiary	(3,838)
Balance at December 31, 2017	—
Increase based on tax positions taken in the prior year	40,067
Balance at December 31, 2018	40,067

As of and for the year ended December 31, 2016, interest related to unrecognized tax benefits was RMB 0.69 million. No interest related to unrecognized tax benefit was accrued in 2017 due to the disposal of relevant subsidiaries. As of and for the year ended December 31, 2018, interest related to unrecognized tax benefits was RMB 4.27 million, which was recorded as part of the income tax payable and income tax expense in the consolidated financial statements.

The Group’s only major jurisdiction is China where tax returns generally remain open and subject to examination by tax authorities for tax years 2013 onwards.

As of December 31, 2017, the group recognized a deferred a tax liability of RMB 20 million for the expected earnings distribution of RMB 200 million based on the withholding tax rate of 10%. After setting aside the expected distribution of RMB 200 million, the gross remaining balance with respect to the undistributed earnings from the foreign subsidiaries is approximately RMB 1.61 billion.

As of December 31, 2018, the Group has considered temporary differences pertaining to all investments in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary. The Group evaluated each entity’s historical and current business environment, and determined that no profit will be distributed from PRC operating entities to offshore holding companies for the year ended December 31, 2018. As of December 31, 2018, the gross balance with respect to the undistributed earnings from the foreign subsidiaries is approximately RMB 1.25  billion.  The Group has not recognized a deferred tax liability for the temporary difference as it is indefinitely reinvested. The unrecognized deferred tax liability is approximately RMB 124.82 million as of December 31, 2018. If future changes in the business environment cause the Group to change its plan to such that some or all of the undistributed earnings are remitted, such temporary difference would become taxable.